Interest and Finance Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Interest and Finance Costs [Abstract]
Interest on long-term debt and other financial liabilities	$ 2,897	$ 2,272
Amortization of debt finance costs and debt discounts	362	370
Interest on finance lease liability	867	328
Other	8	9
Total	$ 4,134	$ 2,979